Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2025
Fixed Assets [Abstract]
Schedule of Fixed Assets
				Office
	Solar	Pumped	Biogas	furniture and
	plants	storage	plants	equipment	Total
	€ in thousands
Cost
Balance as at January 1, 2025	351,414	160,844	39,643	359	552,260
Additions	91,314	12,815	963	130	105,222
Disposals	-	-	-	-	-
Effect of changes in exchange rates	(7,442)	2,078	-	-	(5,364)
Balance as at December 31, 2025	435,286	175,737	40,606	489	652,118

Balance as at January 1, 2024	*288,208	*136,139	38,147	233	462,727
Additions	64,119	16,296	1,496	126	82,037
Disposals	(2,910)	-	-	-	(2,910)
Effect of changes in exchange rates	1,997	8,409	-	-	10,406
Balance as at December 31, 2024	351,414	160,844	39,643	359	552,260

Depreciation
Balance as at January 1, 2025	54,715	-	14,592	206	69,513
Depreciation for the year	14,654	-	1,044	85	15,783
Disposals	-	–	-	-	-
Effect of changes in exchange rates	(54)	-	-	-	(54)
Balance as at December 31, 2025	69,315	-	15,636	291	85,242

Balance as at January 1, 2024	42,266	-	12,296	183	54,745
Depreciation for the year	12,939	-	2,296	23	15,258
Disposals	(490)	-	-	-	(490)
Balance as at December 31, 2024	54,715	-	14,592	206	69,513

Carrying amounts
As at January 1, 2024	245,942	136,139	25,851	50	407,982
As at December 31, 2024	296,699	160,844	25,051	153	482,747
As at December 31, 2025	365,971	175,737	24,970	198	566,876

Schedule of Investments in Solar Plants

Presented hereunder are data regarding the Company’s investments in solar plants as at December 31, 2025:

Solar Plant Title	Original nominal capacity	Achievement of PAC/Other status	Cost included in book value as at December 31, 2025
			€ in thousands
“Ellomay Spain – Rinconada II”	2.275 MWP	June 2010	5,509
“Rodríguez I”	1.675 MWP	November 2011	3,662
“Rodríguez II”	2.691 MWP	November 2011	6,631
“Fuente Librilla”	1.248 MWP	June 2011	3,212
“Talasol”	300 MWP	January 2021	220,999
“Ellomay Solar”	28 MWP	July 2022	19,236
“Solar Italy One”	14.8 MWP	December 2024	13,461
“Solar Italy Two”	4.95 MWP	October 2024	4,212
“Solar Italy Four”	15.1 MWP	RtB	784
“Solar Italy Five”	87.3 MWP	Under construction	37,237
“Solar Italy Seven”	54.8 MWP	Under construction	9,646
“Solar Italy Eight”	74.8 MWP	RtB	7,402
“Solar Italy Nine”	8 MWP	Under construction	2,074
“Solar Italy Ten”	18.1 MWP	August 2025	18,787
“Solar Italy Eleven”	79.5 MWP	RtB	4,869
“Solar Italy Fourteen”	20 MWP	RtB	1,045
“Solar Italy Fifteen”	10 MWP	Under construction	3,790
“Solar Italy Sixteen”	10 MWP	RtB	1,465
“Solar Italy Eighteen”	9.8 MWP	RtB	1,503
“Fairfield Solar”	13.44 MWP	July 2025	16,131
“Mexia Solar I”	5.6 MWP	Under construction	7,094
“Mexia Solar II”	5.6 MWP	Under construction	6,546
“Malakoff Solar I”	6.96 MWP	July 2025	8,457
“Malakoff Solar II”	6.96 MWP	July 2025	8,041
“Talco Solar”	10.3 MWP	July 2025	12,858
“Hillsboro I”	7 MWP	Under construction	5,439
“Hillsboro II”	7 MWP	Under construction	5,196